Shareholders' Equity	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Shareholders' Equity
NOTE 16. SHAREHOLDERS' EQUITY
In prior periods, our Consolidated Financial Statements presented the accounts of EHSI. On October 31, 2013, Endo International plc was incorporated in Ireland as a private limited company and re-registered effective February 18, 2014 as a public limited company. It was established for the purpose of facilitating the business combination between EHSI and Paladin. On February 28, 2014 we became the successor registrant of EHSI and Paladin in connection with the consummation of certain transactions. In addition, on February 28, 2014, the shares of Endo International plc began trading on the NASDAQ under the symbol “ENDP,” the same symbol under which Endo Health Solutions Inc.’s shares previously traded, as well as on the Toronto Stock Exchange under the symbol “ENL”. References throughout to “ordinary shares” refer to EHSI’s common shares, 350,000,000 authorized, par value $0.01 per share, prior to the consummation of the transactions and to Endo International plc’s ordinary shares, 1,000,000,000 authorized, par value $0.0001 per share, subsequent to the consummation of the transactions.
In addition, on February 11, 2014 the Company issued 4,000,000 euro deferred shares of US$0.01 each at par. The euro deferred shares are held by nominees in order to satisfy an Irish legislative requirement to maintain a minimum level of issued share capital denominated in euro and to have at least seven registered shareholders. The euro deferred shares carry no voting rights and are not entitled to receive any dividend or distribution.
Share Repurchase Program
In August 2012, our Board of Directors approved a share repurchase program (the 2012 EHSI Share Repurchase Program). The 2012 EHSI Share Repurchase Program authorized the Company to repurchase in the aggregate up to $450.0 million of EHSI common stock and was due to expire on March 31, 2015. The Company’s ability to repurchase shares under this program ended on February 28, 2014, at the time of the Paladin acquisition. However, the Company does have broad shareholder authority to conduct share repurchases of its ordinary shares, as our shareholders granted to the Company a general authority (the 2014 Share Buyback Authority) to make overseas market purchases (as defined by section 212 of the Irish Companies Act 1990 (the 1990 Act)) of shares of the Company on such terms and conditions as our Board of Directors may approve, but subject to the provisions of the 1990 Act and certain other provisions. Our Board of Directors has not yet considered and approved the terms and conditions of any share repurchase program pursuant to the 2014 Share Buyback Authority.
Pursuant to the 2012 EHSI Share Repurchase Program, we did not purchase any of our ordinary shares during the years ended December 31, 2014 and 2013.